Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Principles of Consolidation	PRINCIPLES OF CONSOLIDATION — The consolidated financial statements include the accounts of Independent Bank Corporation and its subsidiaries. The income, expenses, assets and liabilities of the subsidiaries are included in the respective accounts of the consolidated financial statements, after elimination of all intercompany accounts and transactions.
Statements of Cash Flows	STATEMENTS OF CASH FLOWS — For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits and federal funds sold. Generally, federal funds are sold for one-day periods. We report net cash flows for customer loan and deposit transactions and for short-term borrowings.
Interest Bearing Deposits	INTEREST BEARING DEPOSITS — Interest bearing deposits consist of overnight deposits with the Federal Reserve Bank.
Loans Held for Sale	LOANS HELD FOR SALE — Mortgage loans originated and intended for sale in the secondary market are carried at fair value. Fair value adjustments, as well as realized gains and losses, are recorded in current earnings. Certain portfolio loans were reclassified to held for sale as of December 31, 2022 and December 31, 2021, were carried at the lower of cost or fair value on an aggregate loan basis and were sold during the first quarters of 2023 and 2022, respectively.
Operating Segments	OPERATING SEGMENTS — While chief decision-makers monitor the revenue streams of our various products and services, operations are managed and financial performance is evaluated as one single unit. Discrete financial information is not available other than on a consolidated basis for material lines of business.
Capitalized Mortgage Loan Servicing Rights
CAPITALIZED MORTGAGE LOAN SERVICING RIGHTS — We account for our capitalized mortgage loan servicing rights under the fair value method of accounting. We recognize as separate assets the rights to service mortgage loans for others. The fair value of capitalized mortgage loan servicing rights has been determined based upon fair value indications for similar servicing. Under the fair value method we measure capitalized mortgage loan servicing rights at fair value at each reporting date and report changes in fair value of capitalized mortgage loan servicing rights in earnings in the period in which the changes occur and are included in mortgage loan servicing, net in the Consolidated Statements of Operations. The fair value of capitalized mortgage loan servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.
Mortgage loan servicing income is recorded for fees earned for servicing loans previously sold. The fees are generally based on a contractual percentage of the outstanding principal and are recorded as income when earned. Mortgage loan servicing fees, excluding fair value changes of capitalized mortgage loan servicing rights, totaled $8.6 million, $7.9 million and $6.9 million for the years ended December 31, 2022, 2021 and 2020, respectively. Late fees and ancillary fees related to loan servicing are not material.

Transfers of Financial Assets	TRANSFERS OF FINANCIAL ASSETS — Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from us, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and we do not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.
Securities
SECURITIES — We classify our securities as equity, trading, held to maturity ("HTM") or available for sale ("AFS"). Equity securities are investments in certain equity stocks and are reported at fair value with realized and unrealized gains and losses included in earnings. Trading securities are bought and held principally for the purpose of selling them in the near term and are reported at fair value with realized and unrealized gains and losses included in earnings. Securities HTM represent those securities for which we have the positive intent and ability to hold until maturity and are reported at cost, adjusted for amortization of premiums and accretion of discounts computed on the level-yield method. During 2022 we transferred certain securities AFS with an amortized cost and unrealized loss at the date of transfer of $418.1 million and $26.5 million, respectively to HTM. See note #3 for further discussion of this transfer. We did not have any equity securities or trading securities at December 31, 2022 and 2021 and did not have any securities HTM at December 31, 2021. Securities AFS represent those securities not classified as equity, trading or held to maturity and are reported at fair value with unrealized gains and losses, net of applicable income taxes reported in other comprehensive income (loss).
Securities AFS in unrealized loss positions are evaluated quarterly for impairment related to credit losses. For securities AFS in an unrealized loss position, we first assess whether we intend to sell, or it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For securities AFS that do not meet this criteria, we evaluate whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, we consider the extent to which fair value is less than amortized cost, adverse conditions specifically related to the security and the issuer and the impact of changes in market interest rates on the market value of the security, among other factors. If this assessment indicates that a credit loss exists, we compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis for the security, a credit loss exists and an allowance for credit losses ("ACL") is recorded, limited to the amount that the fair value of the security is less than its amortized cost basis. Any impairment that has not been recorded through an ACL is recognized in other comprehensive income (loss), net of applicable taxes.
The ACL on securities HTM is a contra asset valuation account that is deducted from the carrying amount of securities HTM to present the net amount expected to be collected. Securities HTM are charged off against the ACL when deemed uncollectible. Adjustments to the ACL are reported in our Consolidated Statements of Operations in provision for credit losses. We measure expected credit losses on securities HTM on a collective basis by major security type with each type sharing similar risk characteristics, and considers historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts. Accrued interest receivable on securities HTM is excluded from the estimate of credit losses. With regard to U.S. Government-sponsored agency and mortgage-backed securities (residential and commercial), all these securities are issued by a U.S. government-sponsored entity and have an implicit or explicit government guarantee; therefore, no allowance for credit losses has been recorded for these securities. With regard to obligations of states and political subdivisions, private label-mortgage-backed, corporate and trust preferred securities HTM, we consider (1) issuer bond ratings, (2) historical loss rates for given bond ratings, (3) the financial condition of the issuer, and (4) whether issuers continue to make timely principal and interest payments under the contractual terms of the securities.
Gains and losses realized on the sale of securities available for sale are determined using the specific identification method and are recognized on a trade-date basis.

Federal Home Loan Bank ("FHLB") Stock	FEDERAL HOME LOAN BANK (‘‘FHLB’’) STOCK — Our Bank subsidiary is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income in interest income-other investments on the Consolidated Statements of Operations.
Federal Reserve Bank ("FRB") Stock	FEDERAL RESERVE BANK (‘‘FRB’’) STOCK — Our Bank subsidiary is a member of its regional Federal Reserve Bank. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income in interest income-other investments on the Consolidated Statements of Operations.
Loan Revenue Recognition
LOAN REVENUE RECOGNITION — Interest on loans is accrued based on the principal amounts outstanding. In general, the accrual of interest income is discontinued when a loan becomes 90 days past due for commercial loans and installment loans and when a loan misses four consecutive payments for mortgage loans and the borrower’s capacity to repay the loan and collateral values appear insufficient for each loan class. However, loans may be placed on non-accrual status regardless of whether or not such loans are considered past due if, in management’s opinion, the borrower is unable to meet payment obligations as they become due or as required by regulatory provisions. All interest accrued but not received for all loans placed on non-accrual is reversed from interest income. Payments on such loans are generally applied to the principal balance until qualifying to be returned to accrual status. A non-accrual loan may be restored to accrual status when interest and principal payments are current and the loan appears otherwise collectible. Delinquency status for all classes in the commercial and installment loan portfolio segments is based on the actual number of days past due as required by the contractual terms of the loan agreement while delinquency status for mortgage loan portfolio segment classes is based on the number of payments past due.
Certain loan fees and direct loan origination costs are deferred and recognized as an adjustment of yield generally over the contractual life of the related loan. Fees received in connection with loan commitments are deferred until the loan is advanced and are then recognized generally over the contractual life of the loan as an adjustment of yield. Fees on commitments that expire unused are recognized at expiration. Fees received for letters of credit are recognized as revenue over the life of the commitment.

Allowance for Credit Losses
ALLOWANCE FOR CREDIT LOSSES — Our loan portfolio is disaggregated into segments for purposes of determining the ACL which include commercial, mortgage and installment loans. These segments are further disaggregated into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within the commercial loan segment include (i) commercial and industrial and (ii) commercial real estate. Classes within the mortgage loan segment include (i) 1-4 family owner occupied - jumbo, (ii) 1-4 family owner occupied - non-jumbo, (iii) 1-4 family non-owner occupied (iv) 1-4 family - 2nd lien and (v) resort lending. Classes within the installment loan segment include (i) boat lending, (ii) recreational vehicle lending, and (iii) other. Commercial loans are subject to adverse market conditions which may impact the borrower’s ability to make repayment on the loan or could cause a decline in the value of the collateral that secures the loan. Mortgage and installment loans are subject to adverse employment conditions in the local economy which could increase default rates. In addition, mortgage loans and real estate based installment loans are subject to adverse market conditions which could cause a decline in the value of collateral that secures the loan. For an analysis of the ACL by portfolio segment and credit quality information by class, see note #4.
We estimate the ACL based on relevant available information from both internal and external sources, including historical loss trends, current conditions and forecasts, specific analysis of individual loans, and other relevant and appropriate factors. The allowance process is designed to provide for expected future losses based on our reasonable and supportable (“R&S”) forecast as of the reporting date. Our ACL process is administered by our Risk Management group utilizing a third party software solution, with significant input and ultimate approval from our Executive Enterprise Risk Committee. Further, we have established a current expected credit loss (“CECL”) Forecast Committee, which includes a cross discipline structure with membership from Executive Management, Risk Management, and Accounting, which approves ACL model assumptions each quarter. Our ACL is comprised of three principal elements: (i) specific analysis of individual loans identified during the review of the loan portfolio, (ii) pooled analysis of loans with similar risk characteristics based on historical experience, adjusted for current conditions, R&S forecasts, and expected prepayments, and (iii) additional allowances based on subjective factors, including local and general economic business factors and trends, portfolio concentrations and changes in the size and/or the general terms of the loan portfolio.
The first ACL element (specific allocations) includes loans that do not share similar risk characteristics and are evaluated on an individual basis. We will typically evaluate on an individual basis loans that are on nonaccrual; commercial loans that have been modified resulting in a concession, for which the borrower is experiencing financial difficulties, and which are considered troubled debt restructurings (“TDR”); and severely delinquent mortgage and installment loans. When we determine that foreclosure is probable or when repayment is expected to be provided substantially through the operation or sale of underlying collateral, expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for estimated selling costs. For loans evaluated on an individual basis that are not determined to be collateral dependent, a discounted cash flow analysis is performed to determine expected credit losses.
The second ACL element (pooled analysis) includes loans with similar risk characteristics, which are broken down by segment, class, and risk metric. The Bank’s primary segments of commercial, mortgage, and installment loans are further classified by other relevant attributes, such as collateral type, lien position, occupancy status, amortization method, and balance size. Commercial classes are additionally segmented by risk rating, and mortgage and installment loan classes by credit score tier, which are updated at least semi-annually.
We utilize a discounted cash flow (“DCF”) model to estimate expected future losses for pooled loans. Expected future cash flows are developed from payment schedules over the contractual term, adjusted for forecasted default (probability of default), loss, and prepayment assumptions. We are not required to develop forecasts over the full contractual term of the financial asset or group of financial assets. Rather, for periods beyond which we are able to make or obtain R&S forecasts of expected credit losses, we revert to the long term average on a straight line or immediate basis, as determined by our CECL Forecast Committee, and which may vary depending on the economic outlook and uncertainty.
The DCF model for the mortgage and installment pooled loan segments includes using probability of default (“PD”) assumptions that are derived through regression analysis with forecasted US unemployment levels by credit score tier. We review a composite forecast of approximately 50 analysts as well as the Federal Open Market Committee (“FOMC”) projections in setting the unemployment forecast for the R&S period. The current ACL utilizes a one year R&S forecast followed by immediate reversion to the 30 year average unemployment rate. PD assumptions for the remaining segments are based primarily on historical rates by risk metric as defaults were not strongly correlated with any economic indicator. Loss given default (“LGD”) assumptions for the mortgage loan segment are based on a two year forecast followed by a two year straight line reversion period to the longer term average, while LGD rates for the remaining segments are the historical average for the entire period. Prepayment assumptions represent average rates per segment for a period determined by the CECL Forecast Committee and as calculated through the Bank’s Asset and Liability Management program.
Pooled reserves for the commercial loan segment are calculated using the DCF model with assumptions generally based on historical averages by class and risk rating. Effective risk rating practices allow for strong predictability of defaults and losses over the portfolio’s expected shorter duration, relative to mortgage and installment loans. Our rating system is similar to those employed by state and federal banking regulators.
The third ACL element (additional allocations based on subjective factors) is based on factors that cannot be associated with a specific credit or loan category and reflects our attempt to ensure that the overall ACL appropriately reflects a margin for the imprecision necessarily inherent in the estimates of expected credit losses. We adjust our quantitative model for certain qualitative factors to reflect the extent to which management expects current conditions and R&S forecasts to differ from the conditions that existed for the period over which historical information was evaluated. The qualitative framework reflects changes related to relevant data, such as changes in asset quality trends, portfolio growth and composition, national and local economic factors, credit policy and administration and other factors not considered in the base quantitative model. We utilize a survey completed by business unit management throughout the Bank, as well as discussion with the CECL Forecast Committee to establish reserves under the qualitative framework.
On January 1, 2021 we adopted Accounting Standards Update (“ASU”) 2016-13, ‘‘Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments’’. using the modified retrospective method for all financial assets measured at amortized cost and unfunded lending commitments. Prior to January 1, 2021, the calculation of the allowance was based on the probable incurred loss methodology.
Increases in the ACL are recorded by a provision for credit losses charged to expense. Although we periodically allocate portions of the ACL to specific loans and loan portfolios, the entire ACL is available for losses.
We generally charge-off commercial, homogenous residential mortgage and installment loans when they are deemed uncollectible or reach a predetermined number of days past due based on loan product, industry practice and other factors. Collection efforts may continue and recoveries may occur after a loan is charged against the ACL.
While we use relevant information to recognize losses on loans, additional provisions for related losses may be necessary based on changes in economic conditions, customer circumstances and other credit risk factors.

Section 4013 of the Coronavirus Aid, Relief, and Economic Security (“CARES Act”) provided temporary relief from the accounting and reporting requirements for troubled debt restructurings (“TDR”) regarding certain loan modifications for our customers. Section 4013 specified that COVID-19 related modifications on loans that were current as of December 31, 2019 were not TDRs. While the provisions of Section 4013 were in place, we assisted both commercial and retail (mortgage and installment) borrowers with accommodations that included reduced or suspended payments. While these loans were in accommodation plans (prior to the expiration of Section 4013 on January 1, 2022) they were not being reported as past due in keeping with the guidance in Section 4013. Loans not covered under these provisions, which have been modified resulting in a concession, and which the borrower is experiencing financial difficulties, are considered to be TDRs. We measure our investment in a TDR loan using one of three methods: the loan’s observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. Large groups of smaller balance homogeneous loans, such as those loans included in each installment and mortgage loan class, are collectively evaluated and accordingly, they are not separately identified for disclosure. TDR loans are measured at the present value of estimated future cash flows using the loan’s effective interest rate at inception of the loan. If a TDR is considered to be a collateral dependent loan, the loan is reported net, at the fair value of collateral. A loan can be removed from TDR status if it is subsequently restructured and the borrower is no longer experiencing financial difficulties and the newly restructured agreement does not contain any concessions to the borrower. The new agreement must specify market terms, including a contractual interest rate not less than a market interest rate for a new loan with similar credit risk characteristics, and other terms no less favorable to us than those we would offer for a similar new loan.
Property and Equipment	PROPERTY AND EQUIPMENT — Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the related assets. Buildings are generally depreciated over a period not exceeding 39 years and equipment is generally depreciated over periods not exceeding 7 years. Leasehold improvements are depreciated over the shorter of their estimated useful life or lease period.
Bank Owned Life Insurance	BANK OWNED LIFE INSURANCE — We have purchased a group flexible premium non-participating variable life insurance contract on approximately 259 lives (who were salaried employees at the time we purchased the contract) in order to recover the cost of providing certain employee benefits. Bank owned life insurance is recorded at its cash surrender value or the amount that can be currently realized.
Other Real Estate and Repossessed Assets	OTHER REAL ESTATE AND REPOSSESSED ASSETS — Other real estate at the time of acquisition is recorded at fair value, less estimated costs to sell, which becomes the property’s new basis. Fair value is typically determined by a third party appraisal of the property. Any write-downs at date of acquisition are charged to the ACL. Expense incurred in maintaining other real estate and subsequent write-downs to reflect declines in value and gains or losses on the sale of other real estate are recorded in non-interest expense in the Consolidated Statements of Operations. Non-real estate repossessed assets are treated in a similar manner.
Other Intangibles	OTHER INTANGIBLES — Other intangible assets consist of core deposits. They are initially measured at fair value and then are amortized on both straight-line and accelerated methods over their estimated useful lives, which range from 10 to 15 years.
Goodwill	GOODWILL — Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill acquired in a purchase business combination and determined to have an indefinite useful life is not amortized, but tested for impairment at least annually or more frequently if events and circumstances exists that indicate that a goodwill impairment test should be performed. We have selected December 31 as the date to perform the annual impairment test. Goodwill is the only intangible asset with an indefinite life on our Consolidated Statements of Financial Condition.
Income Taxes
INCOME TAXES — We employ the asset and liability method of accounting for income taxes. This method establishes deferred tax assets and liabilities for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities at tax rates expected to be in effect when such amounts are realized or settled. Under this method, the effect of a change in tax rates is recognized in the period that includes the enactment date. The deferred tax asset is subject to a valuation allowance for that portion of the asset for which it is more likely than not that it will not be realized.
A tax position is recognized as a benefit only if it is ‘‘more likely than not’’ that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
We recognize interest and/or penalties related to income tax matters in income tax expense in the Consolidated Statements of Operations.
We file a consolidated federal income tax return. Intercompany tax liabilities are settled as if each subsidiary filed a separate return.

Commitments to Extend Credit and Related Financial Instruments	COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS — Financial instruments may include commitments to extend credit and standby letters of credit. Financial instruments involve varying degrees of credit and interest-rate risk in excess of amounts reflected in the Consolidated Statements of Financial Condition. Exposure to credit risk in the event of non-performance by the counterparties to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of those instruments. In general, we use a similar methodology to estimate our liability for these off-balance sheet credit exposures as we do for our ACL. For commercial related commitments, we estimate liability using our loan rating system and for mortgage and installment commitments we estimate liability principally upon historical loss experience. Our estimated liability for off balance sheet commitments is included in accrued expenses and other liabilities in our Consolidated Statements of Financial Condition and any charge or recovery is recorded in non-interest expense – costs related to unfunded lending commitments in our Consolidated Statements of Operations.
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS — We record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.
At the inception of the derivative we designate the derivative as one of three types based on our intention and belief as to likely effectiveness as a hedge. These three types are (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (‘‘Fair Value Hedge’’), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (‘‘Cash Flow Hedge’’), or (3) an instrument with no hedging designation. For a Fair Value Hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in interest income in our Consolidated Statements of Operations. For a Cash Flow Hedge, the gain or loss on the derivative is reported in other comprehensive income (loss) and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. For instruments with no hedging designation, the gain or loss on the derivative is reported in earnings. These free standing instruments consist of (i) mortgage banking related derivatives and include rate-lock loan commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and mandatory forward commitments for the future delivery of these mortgage loans, (ii) certain pay-fixed and pay-variable interest rate swap agreements related to commercial loan customers, (iii) certain purchased and written options related to a time deposit product and (iv) swaption agreements related to certain construction loans held for sale. The fair value of rate-lock mortgage loan commitments is based on agency cash window loan pricing for comparable assets and the fair value of mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets. We enter into mandatory forward commitments for the future delivery of mortgage loans generally when interest rate locks are entered into in order to hedge the change in interest rates resulting from our commitments to fund the loans. Changes in the fair values of these derivatives are included in net gains on mortgage loans in the Consolidated Statements of Operations. Fair values of the pay-fixed and pay-variable interest rate swap agreements are derived from proprietary models which utilize current market data and are included in net interest income in the Consolidated Statements of Operations. Fair values of the purchased and written options were based on prices of financial instruments with similar characteristics and were included in net interest income in the Consolidated Statements of Operations. Fair values of swaption agreements were derived from proprietary models which utilize current market data and were included in net gains on mortgage loans in the Consolidated Statements of Operations.
Net cash settlements on derivatives that qualify for hedge accounting are recorded in net interest income in the Consolidated Statements of Operations. Net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income (mortgage banking related derivatives) or net interest income (interest rate swap agreements and options) in the Consolidated Statements of Operations. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.
We formally document the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions, at the inception of the hedging relationship. This documentation includes linking Fair Value or Cash Flow Hedges to specific assets and liabilities on the Consolidated Statements of Financial Condition or to specific firm commitments or forecasted transactions. We discontinue hedge accounting when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.
When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded in earnings. When a Fair Value Hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a Cash Flow Hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that were accumulated in other comprehensive income (loss) are amortized into earnings over the same periods which the hedged transactions will affect earnings.
Comprehensive Income (Loss)	COMPREHENSIVE INCOME (LOSS) — Comprehensive income consists of net income and unrealized gains and losses, net of tax, on securities available for sale and derivative instruments classified as cash flow hedges.
Net Income Per Common Share	NET INCOME PER COMMON SHARE — Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period and participating share awards. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. For diluted net income per common share, net income is divided by the weighted average number of common shares outstanding during the period plus the assumed exercise of stock options, performance share units and stock units for a deferred compensation plan for non-employee directors.
Share-based Compensation	SHARE BASED COMPENSATION — Cost is recognized for non-vested share awards issued to employees based on the fair value of these awards at the date of grant. A simulation analysis which considers potential outcomes for a large number of independent scenarios is utilized to estimate the fair value of performance share units and the market price of our common stock at the date of grant is used for other non-vested share awards. Cost is recognized over the required service period, generally defined as the vesting period. Forfeitures are recognized as they occur. Cost is also recognized for stock issued to non-employee directors. These shares vest immediately and cost is recognized during the period they are issued.
Common Stock	COMMON STOCK — At December 31, 2022, 0.1 million shares of common stock were reserved for issuance under the dividend reinvestment plan and 0.7 million shares of common stock were reserved for issuance under our long-term incentive plans.
Reclassification	RECLASSIFICATION — Certain amounts in the 2021 and 2020 consolidated financial statements have been reclassified to conform to the 2022 presentation.
Adoption of New Accounting Standards	ADOPTION OF NEW ACCOUNTING STANDARDS — In March, 2022, the Financial Accounting Standards Board ("FASB") issued ASU 2022-01, “Derivative and Hedging (Topic 815): Fair Value Hedging – Portfolio Layer Method”. This ASU expands the current “last-of-layer” hedge method to allow multiple hedged layers of a single closed portfolio as well as to include non prepayable financial assets. This ASU also provides additional guidance on the accounting for and disclosure of certain hedge basis adjustments and specifies how hedge basis adjustments should be considered when determining credit losses for assets included in a closed portfolio. This ASU is required in reporting periods beginning after December 15, 2022, with early adoption permitted. We early adopted this ASU in the second quarter of 2022 with no material impact to our Consolidated Financial Statements.In March 2020, the FASB issued ASU 2020-04, ‘‘Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting’’ and in December 2022 the FASB issued ASU 2022-06, "Reference Rate Reform (Topic 848), Deferral of the Sunset Date of Topic 848".